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                         [CLIFFORD CHANCE LETTERHEAD]

June 8, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  PowerShares Exchange-Traded Fund Trust (the "Fund")
     Securities Act File No. 333-102228
     Investment Company Act File No. 811-21265
     Post-Effective Amendment No. 29

Dear Sir or Madam:

On behalf of the PowerShares Exchange-Traded Fund Trust, attached herewith for filing is the above-referenced Post-Effective Amendment No. 29 (the "Amendment") to the Fund's Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), and Amendment No. 31 pursuant to the Investment Company Act of 1940, as amended.

This filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of adding three additional portfolios. No fees are required in connection with this filing.

Should you have any questions regarding the filing, please do not hesitate to contact Stuart M. Strauss at (212) 878-4931.

                                       Very truly yours,


                                       /s/ Stuart M. Strauss
                                       Stuart M. Strauss